Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Cash and due from banks, allowance for credit loss	$ 19	$ 23
Interest-bearing deposits with banks, allowance for credit losses	3	1
Restricted cash, interest-bearing deposits in banks and other financial institutions	2,848	1,399
Debt securities, held-to-maturity, allowance for credit loss (less than)	1	1
Securities held-to-maturity	45,377	44,020
Debt securities, available-for-sale, amortized cost, net	102,422	89,627
Available-for-sale securities, allowance for credit loss	0	0
Other assets, allowance for credit loss on accounts receivable	3	2
Other financial assets	1,666	2,151
Allowance for credit losses on lending related commitments	74	72
Other liabilities, fair value	$ 617	$ 422
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	48,826	43,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,416,966,905	1,409,633,842
Treasury stock, common, shares (in shares)	728,730,568	691,953,574